Document and Entity Information Document	Jan. 02, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 02, 2020
Entity Registrant Name	GENESCO INC
Entity Central Index Key	0000018498
Amendment Flag	false
Entity Incorporation, State or Country Code	TN
Entity File Number	1-3083
Entity Tax Identification Number	62-0211340
Entity Address, Address Line One	1415 Murfreesboro Road
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37217-2895
City Area Code	615
Local Phone Number	367-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	GCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false